Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2019
Other Long-Term Assets [Abstract]
Schedule of Other Assets, Noncurrent [Table Text Block]
	December 31,
	2018	2019

Deferred tax assets	$2,965	$2,808
Long-term unbilled receivables	-	362
Other	1,327	2,091

	$4,292	$5,261